Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between the compensation of our CEO (or Principal Executive Officer (“PEO”)) and other named executive officers
(“Non-PEO
NEOs”), and certain financial performance measures of the Company for the fiscal years ended September 30, 2023, September 30, 2022, and September 30, 2021. For further information on the LDCC’s
“pay-for-performance”
philosophy and how executive compensation aligns with the Company’s performance, refer to the Compensation Discussion & Analysis section of this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO (1&2) ($)	Compensation Actually Paid to PEO (1&3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1&2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1&3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return ($) (4)	Net Income ($ millions) (5)	FICO TSR Relative to Russell 3000 TSR (6)
2023	66,349,962	155,154,377	7,236,681	20,278,836	204.18	109.39	429.4	92.30%
2022	18,913,781	29,544,755	7,033,248	10,705,303	96.86	75.34	373.5	22.37%
2021	19,429,745	18,445,604	7,034,096	5,948,897	93.55	121.98	392.1	-36.51%

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Mr. Lansing	Mr. Weber, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. McLaughlin
2022	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. Moldt
2021	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Wehmann, and Mr. Moldt

(2)	Amounts reflect the total compensation for our PEO, and the average total compensation of our Non-PEO NEOs, as reported in the Summary Compensation Table for each applicable fiscal year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually earned, realized or received by the Company’s PEO and Non-PEO NEOs. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the fiscal years displayed in the tables below. For MSUs with a relative total shareholder return (“TSR”) metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate the fair value of the awards at grant under U.S. GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for fiscal 2023, expected volatility between 36.6% - 41.1% and risk-free interest rate between 4.53% - 5.49%; (ii) for fiscal 2022, expected volatility 44.2% and risk-free interest rate between 3.20% - 4.19%; and (iii) for fiscal 2021, expected volatility 42.7% and risk-free interest rate between 0.05% - 0.32%. For PSUs, which have metrics related to Adjusted Revenue and Adjusted EBITDA, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 15 to the Consolidated Financial Statements included in our Annual Report on Form
10-K
filed with the SEC on November 8, 2023. For each fiscal year reflected, the “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the
Non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation
S-K.
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made.

	PEO
	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Summary Compensation Table Total for PEO	66,349,962	18,913,781	19,429,745
Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(48,996,329)	(16,942,011)	(17,458,576)
Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	(15,347,003)	—	—
Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	96,247,570	23,898,368	14,491,303
Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year that Vested During Covered Fiscal Year	—	—	—
Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	39,425,963	3,472,867	(5,508,726)
Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	17,474,214	201,749	7,491,858
Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—
Compensation Actually Paid for PEO	155,154,377	29,544,755	18,445,604

	NON-PEO NEOS
	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Average of Summary Compensation Table Total for Non-PEO NEOs	7,236,681	7,033,248	7,034,096
Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(6,578,189)	(6,293,097)	(6,235,329)
Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	—
Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	9,468,316	8,877,029	5,175,567
Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—	—	—
Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	8,481,736	944,482	(869,504)
Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	3,371,020	143,642	844,067
Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	(1,701,020)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—
Average Compensation Actually Paid for Non-PEO NEOs	20,278,836	10,705,303	5,948,897

(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on September 30, 2020, including reinvestment of any dividends, through and including the end of each fiscal year shown in the table. The Peer Group used to determine the Company’s Peer Group TSR is the S&P 500 Application Software Index, which is the industry index used in the stock price performance graph in our Annual Report on Form
10-K
for the fiscal year ended September 30, 2023, pursuant to Item 201(e) of Regulation
S-K.

(5)	Amounts reflect our net income as reported in our audited financial statements for the applicable fiscal year.

(6)
Reflects relative TSR vs. the Russell 3000 Index. We determined relative TSR to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance to “Compensation Actually Paid” to our PEO and
Non-PEO
NEOs in fiscal 2023. Relative TSR is the financial metric used in our MSU awards. This performance measure may not have been the most important financial performance measure in past years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Relative TSR is equal to FICO TSR over each one-year period less the TSR of the Russell 3000 Index.

Company Selected Measure Name	FICOTSRRelativetoRussell3000
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Mr. Lansing	Mr. Weber, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. McLaughlin
2022	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. Moldt
2021	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Wehmann, and Mr. Moldt

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on September 30, 2020, including reinvestment of any dividends, through and including the end of each fiscal year shown in the table. The Peer Group used to determine the Company’s Peer Group TSR is the S&P 500 Application Software Index, which is the industry index used in the stock price performance graph in our Annual Report on Form
10-K
for the fiscal year ended September 30, 2023, pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 66,349,962	$ 18,913,781	$ 19,429,745
PEO Actually Paid Compensation Amount	$ 155,154,377	29,544,755	18,445,604
Adjustment To PEO Compensation, Footnote

	PEO
	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Summary Compensation Table Total for PEO	66,349,962	18,913,781	19,429,745
Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(48,996,329)	(16,942,011)	(17,458,576)
Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	(15,347,003)	—	—
Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	96,247,570	23,898,368	14,491,303
Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year that Vested During Covered Fiscal Year	—	—	—
Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	39,425,963	3,472,867	(5,508,726)
Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	17,474,214	201,749	7,491,858
Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—
Compensation Actually Paid for PEO	155,154,377	29,544,755	18,445,604

Non-PEO NEO Average Total Compensation Amount	$ 7,236,681	7,033,248	7,034,096
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,278,836	10,705,303	5,948,897
Adjustment to Non-PEO NEO Compensation Footnote

	NON-PEO NEOS
	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Average of Summary Compensation Table Total for Non-PEO NEOs	7,236,681	7,033,248	7,034,096
Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(6,578,189)	(6,293,097)	(6,235,329)
Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	—
Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	9,468,316	8,877,029	5,175,567
Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—	—	—
Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	8,481,736	944,482	(869,504)
Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	3,371,020	143,642	844,067
Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	(1,701,020)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—
Average Compensation Actually Paid for Non-PEO NEOs	20,278,836	10,705,303	5,948,897

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid for PEO and
Non-PEO
NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs over the three covered fiscal years compared to the cumulative TSR performance of both the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid for PEO and
Non-PEO
NEOs (Average) and Net Income
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs compared to net income over the three covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid for PEO and
Non-PEO
NEOs (Average) and Relative
One-Year
TSR
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs compared to our relative
one-year
TSR.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid for PEO and
Non-PEO
NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs over the three covered fiscal years compared to the cumulative TSR performance of both the Company and the Peer Group.

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our
Non-PEO
NEOs for the fiscal year ended September 30, 2023 to Company performance. The measures
in this table are not ranked.

One-year TSR relative to Russell 3000 Index
Adjusted Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 204.18	96.86	93.55
Peer Group Total Shareholder Return Amount	109.39	75.34	121.98
Net Income (Loss)	$ 429,400,000	$ 373,500,000	$ 392,100,000
Company Selected Measure Amount	92.3	22.37	(36.51)
PEO Name	Mr. Lansing
Measure:: 1
Pay vs Performance Disclosure
Name	One-year TSR relative to Russell 3000 Index
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,996,329)	$ (16,942,011)	$ (17,458,576)
PEO | Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,347,003)
PEO | Fair Value at Covered Fiscal YearEnd of Outstanding Unvested Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,247,570	23,898,368	14,491,303
PEO | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,425,963	3,472,867	(5,508,726)
PEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,474,214	201,749	7,491,858
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,578,189)	(6,293,097)	(6,235,329)
Non-PEO NEO | Fair Value at Covered Fiscal YearEnd of Outstanding Unvested Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,468,316	8,877,029	5,175,567
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,481,736	944,482	(869,504)
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,371,020	$ 143,642	$ 844,067
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,701,020)